Share-Based Compensation - Schedule of Unvested Restricted Stock (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Number of Restricted Shares, Unvested, Beginning Balance	1,502,690	725,200
Number of Restricted Shares, Granted	1,080,905
Number of Restricted Shares, Vested and issued	(307,599)
Number of Restricted Shares, Forfeited	(31,001)
Number of Restricted Shares, Unvested, Ending Balance	2,244,995	725,200
Weighted Average Grant Date Fair Value per Share, Unvested, Beginning Balance	$ 10.25	$ 10.94
Weighted Average Grant Date Fair Value per Share, Granted	4.96
Weighted Average Grant Date Fair Value per Share, Vested and issued	10.36
Weighted Average Grant Date Fair Value per Share, Forfeited	10.45
Weighted Average Grant Date Fair Value per Share, Unvested, Ending Balance	$ 7.72	$ 10.94